DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Australia - 9.6%
Abacus Property Group REIT	175,323	$448,472
ALE Property Group REIT(a)	55,974	196,770
Arena REIT	153,076	466,521
Aventus Group REIT	165,477	402,727
BWP Trust REIT	209,946	622,963
Centuria Industrial REIT	208,447	612,421
Centuria Office REIT	187,382	343,740
Charter Hall Group REIT	199,704	2,606,733
Charter Hall Long Wale REIT	239,472	917,095
Charter Hall Retail REIT	227,736	634,140
Charter Hall Social Infrastructure REIT	142,172	382,376
Cromwell Property Group REIT	687,133	462,016
Dexus REIT	464,360	3,610,977
GDI Property Group REIT	254,981	225,487
Goodman Group REIT	724,465	12,246,765
GPT Group REIT	696,183	2,467,706
Growthpoint Properties Australia Ltd. REIT	133,667	416,162
Home Consortium Ltd. REIT	93,335	445,437
HomeCo Daily Needs REIT	226,778	263,528
Ingenia Communities Group REIT	125,483	589,691
Lifestyle Communities Ltd.	42,123	601,551
Mirvac Group REIT	1,701,333	3,879,469
National Storage REIT	519,695	888,777
REA Group Ltd.	21,895	2,456,302
Rural Funds Group REIT	163,993	328,401
Scentre Group REIT	2,253,824	4,694,542
Shopping Centres Australasia Property Group REIT	479,823	939,819
Stockland REIT	1,029,064	3,474,663
US Masters Residential Property Fund REIT*	184,623	49,250
Vicinity Centres REIT	1,959,772	2,477,878
Waypoint REIT	349,801	713,269

(Cost $39,991,297)		48,865,648

Austria - 0.4%
CA Immobilien Anlagen AG	15,097	656,714
IMMOFINANZ AG*(a)	36,372	925,686
S IMMO AG	19,306	475,167

(Cost $1,714,801)		2,057,567

Belgium - 2.2%
Aedifica SA REIT	14,145	2,080,506
Ascencio REIT	2,330	139,173
Atenor	1,722	119,525
Befimmo SA REIT	10,033	412,745
Care Property Invest NV REIT(a)	11,281	374,864
Cofinimmo SA REIT	11,816	1,954,144
Immobel SA(a)	1,856	160,375
Intervest Offices & Warehouses NV REIT	10,715	316,213
Montea NV REIT	5,525	819,162
Retail Estates NV REIT	4,301	352,860
VGP NV	4,124	983,372
Warehouses De Pauw CVA REIT	60,058	2,760,671
Xior Student Housing NV REIT	9,666	593,332

(Cost $8,425,880)		11,066,942

Brazil - 0.5%
Aliansce Sonae Shopping Centers SA	63,223	309,968
BR Malls Participacoes SA*	386,125	681,058
Cyrela Brazil Realty SA Empreendimentos e Participacoes	129,884	512,985
Ez Tec Empreendimentos e Participacoes SA	67,122	351,373
Iguatemi Empresa de Shopping Centers SA	38,548	257,436
Multiplan Empreendimentos Imobiliarios SA	139,088	573,245

(Cost $3,543,149)		2,686,065

Canada - 6.4%
Allied Properties Real Estate Investment Trust REIT	54,536	1,868,289
Altus Group Ltd.	18,446	968,537
American Hotel Income Properties REIT LP*(a)	37,351	122,961
Artis Real Estate Investment Trust REIT	32,666	298,057
Boardwalk Real Estate Investment Trust REIT	14,464	539,002
Canadian Apartment Properties REIT	74,051	3,581,100
Chartwell Retirement Residences	91,617	933,824
Choice Properties Real Estate Investment Trust REIT	106,463	1,257,016
Colliers International Group, Inc.	16,081	2,235,929
Cominar Real Estate Investment Trust REIT(a)	62,473	537,891
Crombie Real Estate Investment Trust REIT(a)	43,273	619,140
CT Real Estate Investment Trust REIT(a)	30,030	415,166
Dream Industrial Real Estate Investment Trust REIT	77,141	1,012,146
Dream Office Real Estate Investment Trust REIT	15,309	282,520
DREAM Unlimited Corp., Class A	10,853	232,837
First Capital Real Estate Investment Trust REIT(a)	86,205	1,229,307
FirstService Corp.	15,853	2,939,639
Granite Real Estate Investment Trust REIT	26,660	1,924,852
H&R Real Estate Investment Trust REIT(a)	123,444	1,621,628
InterRent Real Estate Investment Trust REIT(a)	60,859	843,304
Killam Apartment Real Estate Investment Trust REIT	45,180	769,059
Minto Apartment Real Estate Investment Trust REIT, 144A	16,064	298,741
Morguard Corp.	2,105	223,852
Morguard North American Residential Real Estate Investment Trust REIT	13,350	189,107
NorthWest Healthcare Properties Real Estate Investment Trust REIT	75,685	793,595
RioCan Real Estate Investment Trust REIT(a)	136,298	2,417,155

SmartCentres Real Estate Investment Trust REIT(a)	56,056	1,353,435
Summit Industrial Income REIT	68,502	1,160,628
Tricon Residential, Inc.	84,539	1,073,086
True North Commercial Real Estate Investment Trust REIT	35,399	210,940
WPT Industrial Real Estate Investment Trust REIT	30,839	671,057

(Cost $25,672,813)		32,623,800

Chile - 0.2%
Cencosud Shopping SA	194,694	276,358
Parque Arauco SA*	323,757	388,533
Plaza SA	118,638	149,690

(Cost $1,214,867)		814,581

China - 1.4%
A-Living Smart City Services Co. Ltd., 144A	192,088	760,710
China Resources Mixc Lifestyle Services Ltd., 144A	259,709	1,364,104
China Vanke Co. Ltd., Class H	718,690	1,940,570
Colour Life Services Group Co. Ltd.*	165,662	57,086
Guangzhou R&F Properties Co. Ltd., Class H	707,488	604,026
Jinke Smart Services Group Co. Ltd., Class H	62,233	400,091
Poly Property Services Co. Ltd., Class H(a)	64,074	391,743
Powerlong Real Estate Holdings Ltd.	617,548	501,035
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	91,332	82,929
Shanghai Lingang Holdings Corp. Ltd., Class B	56,106	63,119
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	490,052	440,557
Shanghai Shibei Hi-Tech Co. Ltd., Class B	120,865	35,293
Shenzhen Wongtee International Enterprise Co. Ltd., Class B*	41,029	7,333
Sino-Ocean Group Holding Ltd.	1,220,725	251,134
Zhenro Properties Group Ltd.	876,378	511,582

(Cost $8,844,870)		7,411,312

Egypt - 0.1%
Arab Co. for Asset Management & Development*	207,345	8,228
Egyptians Housing Development & Reconstruction*	330,000	14,377
Emaar Misr for Development SAE*	226,940	35,703
Heliopolis Housing	135,100	49,651
Medinet Nasr Housing	407,521	79,428
Palm Hills Developments SAE	635,916	79,105
Six of October Development & Investment	55,509	63,004
Talaat Moustafa Group	335,493	154,498

(Cost $474,046)		483,994

Finland - 0.5%
Citycon OYJ(a)	40,501	360,244
Kojamo OYJ	89,827	2,184,349

(Cost $2,049,341)		2,544,593

France - 3.2%
Altarea SCA REIT	1,714	402,635
ARGAN SA REIT	4,385	576,637
Carmila SA REIT(a)	18,551	259,717
Covivio REIT	20,192	1,919,247
Covivio Hotels SACA REIT(a)	33,559	649,682
Gecina SA REIT	20,313	3,154,371
ICADE REIT	13,453	1,156,108
Klepierre SA REIT*	92,885	2,269,676
Mercialys SA REIT	33,665	394,021
Nexity SA	18,099	932,795
Unibail-Rodamco-Westfield REIT*	50,482	4,421,691

(Cost $15,204,045)		16,136,580

Germany - 6.9%
alstria office REIT-AG REIT	72,525	1,475,954
Deutsche EuroShop AG	21,524	497,235
Deutsche Wohnen SE	144,649	8,974,674
Hamborner REIT AG REIT	32,573	374,511
Instone Real Estate Group AG, 144A	20,428	648,673
LEG Immobilien SE	30,969	4,935,246
PATRIZIA AG*	19,463	476,734
TAG Immobilien AG	63,611	2,152,821
Vonovia SE	232,996	15,721,304

(Cost $28,281,947)		35,257,152

Greece - 0.1%
LAMDA Development SA*
(Cost $266,110)	36,192	354,386

Hong Kong - 11.9%
Asia Standard International Group Ltd.	111,714	14,795
C C Land Holdings Ltd.	561,203	134,215
C&D International Investment Group Ltd.*(a)	160,127	327,775
Champion REIT	1,051,324	598,837
China Jinmao Holdings Group Ltd.	2,754,831	896,156
China Motor Bus Co. Ltd.	8,495	117,092
China Overseas Grand Oceans Group Ltd.	752,376	501,110
China Overseas Land & Investment Ltd.	1,608,467	3,701,976
China Overseas Property Holdings Ltd.	557,800	476,228
China Resources Land Ltd.	1,248,406	4,647,001
China Shandong Hi-Speed Financial Group Ltd.*(a)	2,955,562	178,610
Chinese Estates Holdings Ltd.	218,547	79,243
Chuang’s Consortium International Ltd.	88,251	10,212
CK Asset Holdings Ltd.	1,131,760	7,377,864
CSI Properties Ltd.	1,205,542	38,442
Emperor International Holdings Ltd.	297,813	42,122
ESR Cayman Ltd., 144A*	756,663	2,305,787
Far East Consortium International Ltd.	438,263	158,910
Fullshare Holdings Ltd.*	2,485,195	33,552
Hang Lung Group Ltd.	358,760	898,590
Hang Lung Properties Ltd.	813,400	1,953,662
Henderson Land Development Co. Ltd.	568,403	2,572,571
HKR International Ltd.	290,103	114,887
Hong Kong Ferry Holdings Co. Ltd.	104,895	77,147

Hongkong Land Holdings Ltd.	499,487	2,097,845
Hysan Development Co. Ltd.	263,544	940,339
Joy City Property Ltd.	1,105,837	61,140
K Wah International Holdings Ltd.	429,241	188,202
Kerry Properties Ltd.	260,589	887,913
Kowloon Development Co. Ltd.	156,502	184,124
Lai Sun Development Co. Ltd.*	70,782	46,597
Landing International Development Ltd.*	164,016	4,914
Langham Hospitality Investments and Langham Hospitality Investments Ltd.*(b)	436,423	48,820
Link REIT	900,421	8,283,686
New World Development Co. Ltd.	608,066	2,861,542
Poly Property Group Co. Ltd.	820,269	217,266
Prosperity REIT	560,027	221,063
Regal Real Estate Investment Trust REIT	317,237	62,816
SEA Holdings Ltd.	71,251	63,213
Shenzhen Investment Ltd.	1,064,327	316,123
Sino Land Co. Ltd.	1,458,817	2,149,581
Sun Hung Kai Properties Ltd.	672,264	9,473,681
Suncity Group Holdings Ltd.*	643,879	25,251
Sunlight Real Estate Investment Trust REIT	439,639	269,639
Swire Properties Ltd.	454,756	1,230,832
TAI Cheung Holdings Ltd.	144,776	99,963
Wang On Properties Ltd.	984,828	12,283
Wharf Real Estate Investment Co. Ltd.	669,111	3,316,583
Yuexiu Property Co. Ltd.	541,072	507,167

(Cost $64,066,881)		60,827,367

India - 1.0%
Brigade Enterprises Ltd.	54,973	251,833
DLF Ltd.	423,149	1,857,897
Godrej Properties Ltd.*	61,193	1,248,041
Indiabulls Real Estate Ltd.*	155,960	291,380
Oberoi Realty Ltd.*	51,068	492,161
Omaxe Ltd.*	16,452	17,307
Prestige Estates Projects Ltd.*	75,366	364,042
Sobha Ltd.	18,085	154,339
Sunteck Realty Ltd.	39,843	199,304

(Cost $3,454,980)		4,876,304

Indonesia - 0.3%
PT Alam Sutera Realty Tbk*	6,180,098	70,196
PT Andalan Perkasa Abadi Tbk*	507,804	3,133
PT Bumi Serpong Damai Tbk*	4,015,755	270,298
PT Ciputra Development Tbk	4,039,373	247,814
PT Jaya Real Property Tbk	1,576,584	53,502
PT Jaya Sukses Makmur Sentosa Tbk*	746,436	20,202
PT Kawasan Industri Jababeka Tbk*	6,502,141	77,046
PT Lippo Cikarang Tbk*	252,412	14,689
PT Lippo Karawaci Tbk*	14,096,355	131,451
PT Pakuwon Jati Tbk*	6,751,003	216,789
PT Pollux Properti Indonesia Tbk*	531,232	141,165
PT PP Properti Tbk*	5,600,522	26,309
PT Puradelta Lestari Tbk	4,272,033	56,312
PT Summarecon Agung Tbk*	4,484,383	249,962

(Cost $1,698,151)		1,578,868

Ireland - 0.1%
Hibernia REIT PLC REIT
(Cost $397,279)	288,633	432,029

Israel - 2.0%
Adgar Investment and Development Ltd.	21,897	44,501
AFI Properties Ltd.*	4,505	230,330
Africa Israel Residences Ltd.	3,284	172,516
Airport City Ltd.*	29,045	532,352
Alony Hetz Properties & Investments Ltd.	64,000	944,893
Alrov Properties and Lodgings Ltd.*	1,142	52,043
Amot Investments Ltd.	78,329	556,463
Arad Investment & Industrial Development Ltd.	1,951	208,086
Azrieli Group Ltd.	15,849	1,483,115
Big Shopping Centers Ltd.*	4,402	647,298
Blue Square Real Estate Ltd.	2,464	192,890
Electra Real Estate Ltd.(a)	9,847	135,945
Gav-Yam Lands Corp. Ltd.	58,406	657,575
Gazit-Globe Ltd.	29,877	216,168
Israel Canada T.R Ltd.	49,962	207,412
Isras Investment Co. Ltd.	705	154,038
Lahav L.R. Real Estate Ltd.*	68,651	108,984
Megureit Israel Ltd. REIT*	32,840	68,340
Melisron Ltd.*(a)	10,224	826,536
Menivim- The New REIT Ltd. REIT	276,541	185,152
Mivne Real Estate KD Ltd.	300,832	1,018,815
Norstar Holdings, Inc.(a)	5,637	40,240
Prashkovsky Investments and Construction Ltd.	1,749	51,699
Property & Building Corp. Ltd.*	1,272	172,670
Reit 1 Ltd. REIT	80,569	471,531
REIT Azorim HF Living Ltd. REIT*	10,945	42,636
Sella Capital Real Estate Ltd. REIT	92,316	267,403
Summit Real Estate Holdings Ltd.*	17,944	283,127
Villar International Ltd.*	2,112	102,114

(Cost $7,501,647)		10,074,872

Japan - 20.2%
Activia Properties, Inc. REIT	299	1,256,040
Advance Residence Investment Corp. REIT	604	2,058,966
Aeon Mall Co. Ltd.	41,000	626,233
AEON REIT Investment Corp. REIT	656	901,657
Comforia Residential REIT, Inc. REIT(a)	280	899,691
Daibiru Corp.	25,500	336,100
Daito Trust Construction Co. Ltd.	30,000	3,298,744
Daiwa House REIT Investment Corp. REIT(a)	864	2,559,913
Daiwa Office Investment Corp. REIT	129	929,984
Daiwa Securities Living Investments Corp. REIT	958	1,076,943
Frontier Real Estate Investment Corp. REIT	221	958,552

Fukuoka REIT Corp. REIT(a)	300	479,246
Global One Real Estate Investment Corp. REIT	402	459,962
GLP J REIT(a)	1,872	3,402,862
Goldcrest Co. Ltd.	7,200	110,694
Hankyu Hanshin REIT, Inc. REIT	299	446,350
Heiwa Real Estate Co. Ltd.	14,800	573,894
Heiwa Real Estate REIT, Inc. REIT	366	568,023
Hoshino Resorts REIT, Inc. REIT	93	601,884
Hulic Co. Ltd.	254,100	2,983,697
Hulic Reit, Inc. REIT(a)	508	856,377
Ichigo Office REIT Investment Corp. REIT	658	582,174
Ichigo, Inc.	99,900	309,175
Industrial & Infrastructure Fund Investment Corp. REIT	896	1,804,071
Invesco Office J-Reit, Inc. REIT	500	103,222
Invincible Investment Corp. REIT	2,608	1,014,855
Japan Excellent, Inc. REIT	410	541,143
Japan Hotel REIT Investment Corp. REIT	1,921	1,136,583
Japan Logistics Fund, Inc. REIT	386	1,240,288
Japan Metropolitan Fund Invest REIT(a)	3,024	2,942,523
Japan Prime Realty Investment Corp. REIT	410	1,535,727
Japan Real Estate Investment Corp. REIT	599	3,713,080
Keihanshin Building Co. Ltd.	21,400	298,423
Kenedix Office Investment Corp. REIT	183	1,345,931
Kenedix Residential Next Investment Corp. REIT	320	688,003
Kenedix Retail REIT Corp. REIT	256	692,314
LaSalle Logiport REIT(a)	706	1,233,861
Leopalace21 Corp.*	105,700	229,950
LIFULL Co. Ltd.	35,200	111,502
Mirai Corp. REIT	711	363,072
Mitsubishi Estate Co. Ltd.	601,500	9,422,733
Mitsubishi Estate Logistics REIT Investment Corp. REIT(a)	127	599,973
Mitsui Fudosan Co. Ltd.	416,200	9,562,068
Mitsui Fudosan Logistics Park, Inc. REIT	224	1,329,401
Mori Hills REIT Investment Corp. REIT	710	1,030,812
Mori Trust Sogo Reit, Inc. REIT	402	560,590
Nippon Accommodations Fund, Inc. REIT(a)	230	1,383,852
Nippon Building Fund, Inc. REIT	711	4,627,389
Nippon Prologis REIT, Inc. REIT	911	3,287,926
NIPPON REIT Investment Corp. REIT	207	850,724
Nomura Real Estate Holdings, Inc.	50,500	1,293,988
Nomura Real Estate Master Fund, Inc. REIT(a)	2,031	3,137,272
NTT UD REIT Investment Corp. REIT	418	606,111
Open House Co. Ltd.	34,400	1,678,354
Orix JREIT, Inc. REIT(a)	1,193	2,129,504
Relo Group, Inc.	50,500	1,133,561
Sekisui House Reit, Inc. REIT	1,844	1,577,790
SOSiLA Logistics REIT, Inc. REIT	277	470,239
Star Asia Investment Corp. REIT(a)	689	374,416
Starts Corp., Inc.	15,500	403,090
Sumitomo Realty & Development Co. Ltd.	205,800	6,653,938
Takara Leben Co. Ltd.	36,500	106,317
TOC Co. Ltd.	27,000	159,995
Tokyo Tatemono Co. Ltd.	90,900	1,394,197
Tokyu Fudosan Holdings Corp.	259,700	1,505,816
Tokyu REIT, Inc. REIT(a)	390	688,340
United Urban Investment Corp. REIT	1,334	1,889,408

(Cost $95,507,610)		103,129,513

Jersey Island - 0.0%
Atrium European Real Estate Ltd.*
(Cost $160,689)	51,477	193,236

Luxembourg - 1.1%
ADLER Group SA, 144A	37,589	998,369
Aroundtown SA	420,611	3,220,368
Grand City Properties SA	43,442	1,190,748

(Cost $4,931,990)		5,409,485

Malaysia - 0.6%
Axis Real Estate Investment Trust REIT	450,439	215,630
Capitaland Malaysia Mall Trust REIT	165,273	24,650
Eastern & Oriental Bhd	75,000	10,915
Eco World Development Group Bhd	447,200	76,380
Eco World International Bhd	546,800	67,084
IGB Bhd*	126,721	59,138
IGB Real Estate Investment Trust REIT	651,300	266,348
IOI Properties Group Bhd	483,725	148,946
Iskandar Waterfront City Bhd*	161,200	14,736
KIP REIT	150,000	29,949
KLCCP Stapled Group(b)	128,300	211,416
KSL Holdings Bhd*	197,300	30,613
Land & General Bhd*	1,261,100	36,404
LBS Bina Group Bhd	473,669	49,566
Mah Sing Group Bhd	504,900	100,203
Malton Bhd*	97,400	11,481
Matrix Concepts Holdings Bhd	252,496	126,339
MKH Bhd	125,900	39,978
Paramount Corp. Bhd	202,240	37,947
Pavilion Real Estate Investment Trust REIT	320,300	107,101
Sentral REIT	154,400	32,314
Sime Darby Property Bhd	874,446	129,368
SP Setia Bhd Group*	599,305	167,234
Sunway Bhd	862,761	369,429
Sunway Real Estate Investment Trust REIT	672,200	232,853
Tropicana Corp. Bhd*	81,091	19,117
UEM Sunrise Bhd*	413,100	36,769
UOA Development Bhd	119,400	47,105
YNH Property Bhd	181,600	117,077
Yong Tai Bhd*	885,500	48,993
YTL Hospitality REIT	335,700	73,487

(Cost $2,986,254)		2,938,570

Mexico - 0.8%
CFE Capital S de RL de CV REIT	358,375	509,678

Corp. Inmobiliaria Vesta SAB de CV	283,648	531,783
Fibra Uno Administracion SA de CV REIT	1,280,196	1,459,741
Macquarie Mexico Real Estate Management SA de CV REIT, 144A	346,585	449,672
PLA Administradora Industrial S de RL de CV REIT	351,925	556,526
Prologis Property Mexico SA de CV REIT	197,813	459,601

(Cost $3,517,666)		3,967,001

New Zealand - 0.7%
Argosy Property Ltd.	373,426	433,679
Goodman Property Trust REIT	490,198	900,518
Kiwi Property Group Ltd.	645,859	527,322
Precinct Properties New Zealand Ltd.(a)	492,447	592,701
Property for Industry Ltd.	219,828	469,593
Stride Property Group(b)	207,714	383,043
Vital Healthcare Property Trust REIT	167,925	390,041

(Cost $3,140,703)		3,696,897

Norway - 0.4%
Entra ASA, 144A	71,096	1,608,069
Olav Thon Eiendomsselskap ASA*	12,249	297,594
Selvaag Bolig ASA	21,517	151,021

(Cost $1,495,499)		2,056,684

Philippines - 2.0%
8990 Holdings, Inc.*	654,100	98,345
AREIT, Inc. REIT	232,800	172,202
Ayala Corp.	132,315	2,107,731
Ayala Land, Inc.	3,514,696	2,384,342
Belle Corp.*	1,068,000	29,196
DoubleDragon Properties Corp.	261,670	52,597
Filinvest Land, Inc.	3,426,000	77,817
GT Capital Holdings, Inc.	42,501	461,317
Megaworld Corp.	5,259,600	298,132
Robinsons Land Corp.	892,061	295,859
SM Prime Holdings, Inc.	6,299,257	4,305,020
Vista Land & Lifescapes, Inc.	1,325,900	95,145

(Cost $11,028,292)		10,377,703

Poland - 0.1%
Atal SA	2,787	36,686
Develia SA	224,054	203,643
Dom Development SA	4,266	159,329
Echo Investment SA(a)	61,802	74,250
Globe Trade Centre SA*(a)	72,714	132,559
MLP Group SA*	4,096	82,802

(Cost $561,426)		689,269

Romania - 0.2%
NEPI Rockcastle PLC
(Cost $1,037,357)	156,542	1,135,132

Russia - 0.7%
LSR Group PJSC	25,074	265,854
PIK Group PJSC	190,774	3,505,532

(Cost $2,067,097)		3,771,386

Singapore - 5.7%
AIMS APAC REIT	204,900	236,113
ARA LOGOS Logistics Trust REIT(a)	568,222	371,746
Ascendas India Trust	388,000	418,259
Ascendas Real Estate Investment Trust REIT	1,349,469	3,049,874
Ascott Residence Trust	809,196	607,604
Bukit Sembawang Estates Ltd.	71,500	261,527
CapitaLand China Trust REIT	452,647	437,470
CapitaLand Integrated Commercial Trust REIT	1,926,208	2,949,958
CapitaLand Ltd.	1,066,651	3,171,960
CDL Hospitality Trusts(b)	352,100	306,265
Chip Eng Seng Corp. Ltd.	210,900	68,204
City Developments Ltd.	199,298	1,013,455
Cromwell European Real Estate Investment Trust REIT	119,380	346,669
ESR REIT	1,140,271	394,191
Far East Hospitality Trust(b)	422,200	183,620
First Real Estate Investment Trust REIT	678,800	133,731
Frasers Centrepoint Trust REIT	437,200	754,073
Frasers Hospitality Trust(b)	352,000	129,537
Frasers Logistics & Commercial Trust REIT	1,129,578	1,259,659
Frasers Property Ltd.	356,300	299,323
GuocoLand Ltd.	140,800	171,669
Ho Bee Land Ltd.	67,800	141,638
Keppel REIT	838,000	654,152
Keppel DC REIT	537,255	998,541
Keppel Pacific Oak US REIT	294,803	221,102
Lendlease Global Commercial REIT	332,000	219,671
Lippo Malls Indonesia Retail Trust REIT*	1,919,100	88,457
Manulife US Real Estate Investment Trust REIT	661,826	483,133
Mapletree Commercial Trust REIT	946,570	1,428,546
Mapletree Industrial Trust REIT	737,722	1,601,478
Mapletree Logistics Trust REIT	1,221,269	1,843,116
Mapletree North Asia Commercial Trust REIT	899,200	661,815
OUE Commercial Real Estate Investment Trust REIT	1,093,739	333,383
Parkway Life Real Estate Investment Trust REIT	171,200	616,020
Prime US REIT	237,300	194,586
Singapore Land Group Ltd.	64,200	126,959
SPH REIT	418,700	281,707
Starhill Global REIT	636,828	284,066
Suntec Real Estate Investment Trust REIT	933,900	1,027,561
UOL Group Ltd.	201,017	1,046,107
Wing Tai Holdings Ltd.	196,400	265,741
Yanlord Land Group Ltd.	279,300	247,095

(Cost $27,751,267)		29,329,781

South Africa - 0.9%
Attacq Ltd. REIT*(a)	316,537	161,059
Equites Property Fund Ltd. REIT	250,677	351,797

Fortress REIT Ltd., Class A REIT	424,923	472,953
Fortress REIT Ltd., Class B REIT*	529,733	109,865
Growthpoint Properties Ltd. REIT	1,296,546	1,387,524
Hyprop Investments Ltd. REIT	116,337	218,438
Redefine Properties Ltd. REIT*	2,093,774	665,839
Resilient REIT Ltd. REIT(a)	139,327	550,854
SA Corporate Real Estate Ltd. REIT(a)	957,390	146,272
Vukile Property Fund Ltd. REIT	364,189	299,358

(Cost $4,097,642)		4,363,959

South Korea - 0.3%
ESR Kendall Square REIT Co. Ltd. REIT	40,981	246,003
JR Reit XXVII REIT	71,923	328,149
Koramco Energy Plus REIT	20,405	106,825
Korea Asset In Trust Co. Ltd.	21,188	82,234
Korea Real Estate Investment & Trust Co. Ltd.	54,059	109,568
LOTTE Reit Co. Ltd. REIT	51,491	255,801
Seobu T&D	17,104	130,701
Shinhan Alpha REIT Co. Ltd. REIT	21,757	152,934
SK D&D Co. Ltd.	3,893	129,604

(Cost $1,418,037)		1,541,819

Spain - 0.7%
Aedas Homes SA, 144A	6,279	203,831
Inmobiliaria Colonial Socimi SA REIT*	119,467	1,292,493
Lar Espana Real Estate Socimi SA REIT	32,865	214,927
Merlin Properties Socimi SA REIT*	142,834	1,668,213
Neinor Homes SA, 144A*	23,833	339,855

(Cost $3,370,554)		3,719,319

Sweden - 5.5%
Atrium Ljungberg AB, Class B	17,698	435,554
Castellum AB	97,802	2,845,079
Catena AB	12,966	836,768
Corem Property Group AB, Class B	347,144	1,032,754
Dios Fastigheter AB	37,469	441,110
Fabege AB	119,598	2,165,976
Fastighets AB Balder, Class B*	45,218	3,228,567
FastPartner AB, Class A(a)	21,139	341,605
Heba Fastighets AB, Class B	25,230	457,365
Hemnet Group AB*	15,384	344,680
Hufvudstaden AB, Class A	50,807	921,609
JM AB	23,434	905,497
Kungsleden AB	73,964	1,107,921
L E Lundbergforetagen AB, Class B	31,826	2,029,225
Nyfosa AB	73,306	1,131,159
Pandox AB*	42,620	705,017
Platzer Fastigheter Holding AB, Class B	26,565	522,773
Sagax AB, Class B	71,657	2,669,309
Sagax AB, Class D	47,478	192,635
Samhallsbyggnadsbolaget i Norden AB	457,604	2,610,975
Samhallsbyggnadsbolaget i Norden AB, Class D	67,588	259,597
Wallenstam AB, Class B	88,866	1,519,393
Wihlborgs Fastigheter AB	60,320	1,464,944

(Cost $18,632,770)		28,169,512

Switzerland - 1.7%
Allreal Holding AG	6,403	1,347,632
Mobimo Holding AG*	2,874	1,013,375
PSP Swiss Property AG	19,895	2,667,001
Swiss Prime Site AG	32,608	3,486,658

(Cost $7,644,050)		8,514,666

Taiwan - 1.1%
Cathay No. 1 REIT	618,297	396,677
Cathay No. 2 REIT	279,745	196,029
Cathay Real Estate Development Co. Ltd.	222,375	156,068
Chong Hong Construction Co. Ltd.*	100,502	288,667
Farglory Land Development Co. Ltd.	82,003	188,485
Fubon No. 1 REIT	256,012	160,645
Fubon No. 2 REIT	285,173	163,406
Highwealth Construction Corp.	504,100	876,743
Hong Pu Real Estate Development Co. Ltd.	72,132	55,830
Huaku Development Co. Ltd.	109,437	347,501
Huang Hsiang Construction Corp.	63,033	88,021
Hung Sheng Construction Ltd.	157,526	117,945
KEE TAI Properties Co. Ltd.	141,788	64,976
Kindom Development Co. Ltd.	183,532	281,455
Kuo Yang Construction Co. Ltd.*	145,736	149,346
O-Bank No1 Real Estate Investment Trust REIT	87,357	28,685
Prince Housing & Development Corp.	584,797	289,091
Radium Life Tech Co. Ltd.	225,672	86,316
Ruentex Development Co. Ltd.	448,576	1,121,703
Shin Kong No.1 REIT	519,599	360,542
Shining Building Business Co. Ltd.*	200,319	88,546
Sinyi Realty, Inc.	144,639	162,574
Taiwan Land Development Corp.*	243,531	52,285

(Cost $4,600,625)		5,721,536

Thailand - 1.7%
Amata Corp. PCL, NVDR	374,700	218,548
Ananda Development PCL, NVDR*	739,900	40,860
AP Thailand PCL, NVDR	1,149,400	299,541
Asset World Corp. PCL, NVDR*	3,926,000	528,623
Bangkok Land PCL, NVDR	5,608,900	187,935
Central Pattana PCL, NVDR	1,438,600	2,398,968
CPN Retail Growth Leasehold REIT*	809,500	547,494
Frasers Property Thailand Industrial Freehold & Leasehold REIT	694,500	293,033
Frasers Property Thailand PCL, NVDR	273,425	104,340
Golden Ventures Leasehold Real Estate Investment Trust REIT	12,700	4,177
Grand Canal Land PCL, NVDR*	515,300	35,171
IMPACT Growth Real Estate Investment Trust REIT	365,232	215,292
Land & Houses PCL, NVDR	3,763,700	951,653

LH Hotel Leasehold Real Estate Investment Trust, Class F REIT*	10,900	3,145
LPN Development PCL, NVDR	669,400	104,878
Noble Development PCL, NVDR	312,000	63,402
Origin Property PCL, NVDR	493,000	150,657
Platinum Group PCL, NVDR*	629,300	60,914
Principal Capital PCL, NVDR*	468,900	64,591
Property Perfect PCL, NVDR	3,633,730	51,858
Pruksa Holding PCL, NVDR	387,200	158,568
Quality Houses PCL, NVDR	3,963,400	272,978
Sansiri PCL, NVDR	6,175,700	245,246
SC Asset Corp. PCL, NVDR	810,100	80,426
Siam Future Development PCL, NVDR	598,740	221,050
Singha Estate PCL, NVDR*	1,199,500	79,638
Supalai PCL, NVDR	669,500	429,959
U City PCL, NVDR*	1,363,200	46,522
Univentures PCL, NVDR	281,600	36,868
WHA Corp. PCL, NVDR	4,214,800	426,286
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	655,000	278,399

(Cost $8,760,646)		8,601,020

Turkey - 0.2%
AKIS Gayrimenkul Yatirimi AS REIT*	144,577	32,169
Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	2,466	11,496
Alarko Gayrimenkul Yatirim Ortakligi AS REIT	21,601	53,103
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	885,535	195,969
Halk Gayrimenkul Yatirim Ortakligi AS REIT	168,319	44,537
Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS*	346,111	39,546
Is Gayrimenkul Yatirim Ortakligi AS REIT*	153,376	33,942
Kiler Gayrimenkul Yatirim Ortakligi AS REIT*	103,065	22,312
Ozderici Gayrimenkul Yatirim Ortakligi AS REIT*	88,089	17,905
Panora Gayrimenkul Yatirim Ortakligi	31,572	26,846
Peker Gayrimenkul Yatirim Ortakligi AS*	400,000	45,222
Reysas Gayrimenkul Yatirim Ortakligi AS, Class O REIT*	35,458	12,154
Servet Gayrimenkul Yatirim Ortakligi AS, Class O*	5,000	44,440
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT*	76,519	38,745
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	172,641	87,208
Vakif Gayrimenkul Yatirim Ortakligi AS REIT*	135,264	23,915
Yeni Gimat Gayrimenkul Ortakligi AS	64,089	105,216

(Cost $921,608)		834,725

United Kingdom - 7.9%
Assura PLC REIT	1,143,465	1,241,645
Big Yellow Group PLC REIT	75,468	1,583,909
British Land Co. PLC REIT	373,482	2,725,253
Capital & Counties Properties PLC REIT	304,852	729,183
Derwent London PLC REIT	44,563	2,326,241
Empiric Student Property PLC REIT*	253,223	336,998
Grainger PLC	288,715	1,269,117
Great Portland Estates PLC REIT	89,353	959,797
Hammerson PLC REIT	1,437,999	719,186
Land Securities Group PLC REIT	301,302	2,939,989
LondonMetric Property PLC REIT	396,245	1,427,680
LXI REIT PLC REIT	270,359	555,146
Primary Health Properties PLC REIT	583,275	1,352,604
Rightmove PLC	377,342	3,642,490
Safestore Holdings PLC REIT	91,468	1,453,947
Savills PLC	61,882	1,164,207
Segro PLC REIT	518,017	9,153,906
Shaftesbury PLC REIT	91,909	814,594
Tritax Big Box REIT PLC REIT	744,522	2,428,417
UK Commercial Property REIT Ltd. REIT	327,303	358,108
UNITE Group PLC REIT	140,429	2,362,670
Workspace Group PLC REIT	55,138	706,098

(Cost $31,428,817)		40,251,185

United States - 0.0%
Eagle Hospitality Trust*(c)
(Cost $94,982)	173,500	23,770

TOTAL COMMON STOCKS (Cost $447,957,685)		506,528,228

RIGHTS - 0.0%
Hong Kong - 0.0%
Lai Sun Development Co. Ltd.* , expires 9/30/21
(Cost $0)	35,391	7,690

Sweden - 0.0%
FastPartner AB*(a) , expires 9/9/21
(Cost $0)	20,956	57

Turkey - 0.0%
Reysas Gayrimenkul Yatirim Ortakligi AS* , expires 9/10/21
(Cost $7,586)	35,458	8,188

TOTAL RIGHTS (Cost $7,586)		15,935

WARRANTS - 0.0%
Malaysia - 0.0%
Paramount Corp. Bhd*, expires 7/28/24
(Cost $0)	7,840	174

Thailand - 0.0%
Noble Development PCL*, expires 1/12/24
(Cost $0)	54,825	1,990

TOTAL WARRANTS (Cost $0)		2,164

EXCHANGE-TRADED FUNDS - 0.2%
iShares Global REIT ETF	11,000	322,410
Vanguard Global ex-U.S. Real Estate ETF	11,500	681,490

TOTAL EXCHANGE-TRADED FUNDS (Cost $785,740)		1,003,900

SECURITIES LENDING COLLATERAL - 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
(Cost $6,671,941)	6,671,941	6,671,941

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
(Cost $617,440)	617,440	617,440

TOTAL INVESTMENTS - 100.9%
(Cost $456,040,392)		$514,839,608
Other assets and liabilities, net - (0.9%)		(4,691,815)

NET ASSETS - 100.0%		$510,147,793

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
20,979,642	—	(14,307,701)(f)	—	—	176	—	6,671,941	6,671,941
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
61,186	22,320,791	(21,764,537)	—	—	83	—	617,440	617,440

21,040,828	22,320,791	(36,072,238)	—	—	259	—	7,289,381	7,289,381

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $24,507,495, which is 4.8% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $19,300,023.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2021 the Xtrackers International Real Estate ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Real Estate Operations/Development	$162,476,125	32.1%
Diversified	84,716,157	16.7
Real Estate Management/Services	79,096,562	15.6
Warehouse/Industry	47,841,094	9.5
Shopping Centers	40,114,100	7.9
Office Property	32,672,511	6.5
Apartments	18,822,576	3.7
Other	40,807,203	8.0

Total	$506,546,328	100.0%

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(g)
E-Mini S&P 500 Futures	USD	5	$1,061,413	$1,130,125	9/17/2021	$68,712
EURO STOXX 50 Futures	EUR	9	440,461	444,245	9/17/2021	3,784
E-Mini S&P MidCap 400 Futures	USD	1	273,530	275,200	9/17/2021	1,670
MINI TOPIX Index Futures	JPY	11	196,219	196,700	9/09/2021	481

Total unrealized appreciation						$74,647

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2021.

Currency Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$506,504,458	$—	$23,770	$506,528,228
Rights(h)	8,245	7,690	—	15,935
Warrants (h)	2,164	—	—	2,164
Exchange-Traded Funds	1,003,900	—	—	1,003,900
Short-Term Investments(h)	7,289,381	—	—	7,289,381
Derivative(i)
Futures Contracts	74,647	—	—	74,647

TOTAL	$514,882,795	$7,690	$23,770	$514,914,255

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended August 31, 2021, the amount of transfers from Level 3 to Level 1 was $3,697. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.